MORGAN KEEGAN

                                                  MOR
                                                  ACCOUNT

[GRAPHIC OMITTED]

                                                  SEMI-ANNUAL
                                                  REPORT FOR
                                                  BEDFORD SHARES

                                                  FEBRUARY 28, 1999




                                                  MONEY MARKET PORTFOLIO

                                                  MUNICIPAL MONEY
                                                  MARKET PORTFOLIO

                                                  GOVERNMENT
                                                  OBLIGATIONS MONEY
                                                  MARKET PORTFOLIO

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT

     United States government securities were a clear beneficiary of the global financial turbulence that dominated the markets in the second half of 1998. Propelled by a strong flight to safety, yields on short-term treasury and agency obligations fell sharply. Three-month treasury bill yields, for example, declined to as low as 3.65% in October, a drop of over 100 basis points in less than six months. The reasons for such a strong rally were many. The financial crisis that started a year ago in Asia spread to South America, Latin America and Russia where a devaluation and default made the situation appear particularly ominous. The rescue of a large U.S. based hedge fund in September also weighed heavily on investor confidence. As the threat of economic recession reaching the United States mounted, the Federal Reserve began an aggressive campaign to add liquidity to the financial system. Between September 29 and November 17, the Fed eased monetary policy three times, taking the federal funds rate down to 4.75%. Encouraged by similar moves by other central banks, the financial markets regained some measure of confidence by year-end. Treasury bill yields rose to 4.5% and equity markets staged strong recoveries.

     In addition to the strong rally in U.S. treasury obligations, the money markets witnessed a flattening of the yield curve as sentiment shifted towards an accommodative Fed that was willing to lower short-term interest rates to protect U.S. economic interests. In response, the Money Market and Government Obligations Money Market Portfolios sought to maintain moderately extended portfolio maturities to cushion their yields against the likelihood of still lower rates. Additionally, portfolio credit quality was given significant emphasis as both foreign and domestic bank and financial service companies came under intense ratings scrutiny. During the final quarter of the year, we restricted quite a few bank and broker credits from our list of approved securities. As of February 28, the Money Market Portfolio and the Government Obligations Money Market Portfolio had assets of $2,430,807,411 and $556,084,339, respectively.

     In the short-term tax-exempt market, yields also trended lower, due in part to the easing by the Fed but also due to generally lower new issue supply. As rates declined, municipal issuers opted to switch from short-term money market securities to longer-term debt issuance. The combination of lower supply and increased demand, as municipal money market fund assets grew, dropped the one-year Bond Buyer Note Index to 2.95%, versus 3.75% a year ago. The municipal yield curve was frequently inverted during the period, and the Municipal Money Market Portfolio maintained a high level of daily and weekly variable rate demand notes to preserve yield and liquidity. At the end of February, the Municipal Money Market Portfolio had assets of $272,481,826.

                               BlackRock Institutional Management Corporation (Please dial toll-free 800-533-7719 for questions regarding your account or contact your broker.)

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                         PAR
                                                        (000)           VALUE
                                                       -------      ------------
CERTIFICATES OF DEPOSIT--13.9%
DOMESTIC CERTIFICATES OF DEPOSIT--5.2%
First National Bank of Chicago
   4.975% 06/07/99 ............................        $ 25,000     $ 25,001,367
   4.980% 01/06/00 ............................          50,000       49,991,778
First Tennessee Bank N.A
   4.900% 04/19/99 ............................          50,000       50,000,000
                                                                    ------------
                                                                     124,993,145
                                                                    ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.7%
Canadian Imperial Bank of Commerce
   5.025% 01/27/00 ............................          30,000       29,998,684
   5.120% 02/23/00 ............................          22,300       22,289,278
Credit Communal de Belgique
   5.750% 04/01/99 ............................          30,000       29,998,777
National Westminster Bank
   4.980% 01/10/00 ............................          15,000       14,997,502
Rabobank Nederland
   5.660% 07/06/99 ............................          10,000       10,020,543
Svenska Handelsbanken Inc.
   5.720% 03/31/99 ............................          25,000       24,998,819
Toronto Dominion NY
   5.000% 01/05/00 ............................          15,000       14,998,771
   5.100% 02/22/00 ............................          20,000       19,992,439
Westpac Banking Corp.
   5.730% 04/16/99 ............................          45,000       44,998,370
                                                                    ------------
                                                                     212,293,183
                                                                    ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $337,286,328) ....................                      337,286,328
                                                                    ------------
COMMERCIAL PAPER--58.1%
AIRCRAFT ENGINES & PARTS--4.0%
Allied Signal Inc. 4-2
   4.810% 04/30/99 ............................          48,000       47,615,200
   4.830% 05/28/99 ............................          25,000       24,704,833
   4.920% 09/10/99 ............................          25,000       24,340,583
                                                                    ------------
                                                                      96,660,616
                                                                    ------------


                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
ASSET BACKED SECURITIES--17.5%
Barton Capital Corp. 4-2
   4.870% 03/12/99 ............................        $ 75,211     $ 75,099,082
   4.850% 04/19/99 ............................          24,944       24,779,335
CXC Inc. 4-2
   4.870% 03/16/99 ............................          20,080       20,039,254
   4.850% 04/12/99 ............................          40,000       39,773,667
Dakota Certificates 4-2
   4.880% 03/04/99 ............................          40,000       39,983,733
   4.840% 05/04/99 ............................          50,000       49,569,778
   4.830% 05/21/99 ............................          25,000       24,728,312
Enterprise Funding Corp. 4-2
   4.850% 05/25/99 ............................          15,753       15,572,606
   4.870% 05/25/99 ............................          12,000       11,862,017
Quincy Cap Corp. 4-2
   4.860% 03/12/99 ............................          27,947       27,905,499
Triple A-1 Funding 4-2
   4.860% 04/23/99 ............................          55,291       54,895,393
Windmill Funding 4-2
   4.850% 03/09/99 ............................          40,000       39,956,889
                                                                    ------------
                                                                     424,165,565
                                                                    ------------
BANKS--7.7%
AB Spin Tab Swedmortgage 3-A-3
   5.170% 03/03/99 ............................          30,000       29,991,383
   5.510% 03/04/99 ............................          25,000       24,988,521
   5.060% 04/16/99 ............................          40,000       39,741,378
   4.910% 06/28/99 ............................          50,000       49,188,486
   4.840% 08/16/99 ............................          20,000       19,548,267
Bank of America FSB 3-A-3
   4.830% 07/27/99 ............................          25,000       24,503,583
                                                                    ------------
                                                                     187,961,618
                                                                    ------------
BUSINESS CREDIT INSTITUTIONS--2.1%
General Electric Capital Corp.
   4.940% 03/16/99 ............................          50,000       49,897,083
                                                                    ------------
COMMUNICATION EQUIPMENT NEC--1.6%
Alcatel Alsthom Inc. 3-A-3
   4.900% 06/08/99 ............................          40,000       39,461,000
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                          PAR
                                                         (000)          VALUE
                                                       ---------    ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT--0.4%
General Electric Co. 3-A-3
   4.820% 06/03/99 ..............................      $   9,969  $    9,843,535
                                                                  --------------
LIFE INSURANCE--1.0%
Prudential Funding Corp. 3-A-3
   4.760% 07/15/99 ..............................         25,000      24,550,444
                                                                  --------------
MOTOR VEHICLES & CAR BODIES--0.6%
Daimler-Benz North America 3-A-3
   5.060% 04/05/99 ..............................         15,000      14,926,208
                                                                  --------------
NEWSPAPER: PUBLISHING & PRINTING--5.5%
Knight-Ridder Inc.-DCP 3-A-3
   5.200% 03/18/99 ..............................         30,000      29,926,333
   4.780% 06/14/99 ..............................         20,000      19,721,167
   5.000% 06/14/99 ..............................         15,000      14,781,250
Knight-Ridder Inc.-DCP 4-2
   5.200% 03/18/99 ..............................         20,000      19,950,889
   5.200% 04/14/99 ..............................         50,000      49,682,222
                                                                  --------------
                                                                     134,061,861
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--3.1%
General Motors Acceptance Corp.
   3-A-3
   4.870% 03/01/99 ..............................         75,000      75,000,000
                                                                  --------------
Petroleum Refining--4.8%
Koch Industries, Inc. 4-2
   4.850% 03/04/99 ..............................          1,000         999,596
Repsol International 3-A-3
   5.180% 03/15/99 ..............................         33,000      32,933,523
   4.880% 06/07/99 ..............................         13,590      13,409,464
   4.910% 06/28/99 ..............................         21,000      20,659,164
   4.870% 07/15/99 ..............................         50,000      49,080,111
                                                                  --------------
                                                                     117,081,858
                                                                  --------------
SECURITY BROKERS & DEALERS--7.1%
Goldman Sachs Group L.P.
   5.230% 03/19/99 ..............................         73,000      72,809,105
Merrill Lynch & Co. Inc. 3-A-3
   4.920% 03/05/99 ..............................         25,000      24,986,333
   4.900% 05/24/99 ..............................         25,000      24,714,167
Morgan Stanley, Dean, Witter & Co.
   4.810% 05/14/99 ..............................         50,000      49,505,639
                                                                  --------------
                                                                     172,015,244
                                                                  --------------

                                                          Par
                                                         (000)          Value
                                                       --------   --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--2.1%
Heller Financial Inc. 3-A-3
   4.940% 03/24/99 ..........................          $ 50,000   $   49,842,194
                                                                  --------------
TELEPHONE COMMUNICATIONS--0.6%
BellSouth Telecommunications 3-A-3
   4.780% 03/05/99 ..........................            12,568       12,561,325
GTE Funding 3-A-3
   4.800% 03/26/99 ..........................             3,100        3,089,667
                                                                  --------------
                                                                      15,650,992
                                                                  --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,411,118,218) ................                      1,411,118,218
                                                                  --------------
MUNICIPAL BONDS--3.1%
FLORIDA--0.1%
Coral Springs,VRDN IDR (Suntrust)(DAGGER)
   4.950% 03/03/99 ..........................             2,500        2,500,000
                                                                  --------------
GEORGIA--0.4%
De Kalb County Development Authority
   VRDN Series 1995 B (Emory
   University Project)(DAGGER)
   4.950% 02/28/99 ..........................             9,485        9,485,000
                                                                  --------------
ILLINOIS--0.2%
Illinois Health Facilities Authority
   Convertible/ VRDN Revenue Bond
   (The Streeterville Corp. Project)
   Series 1993-B (First National Bank
   of Chicago)(DAGGER)
   4.950% 03/03/99 ..........................             4,400        4,400,000
                                                                  --------------
INDIANA--0.1%
Bremen, Inc. VRDN
   Series 1996 B (Society National
   Bank, Cleveland)(DAGGER)
   5.448% 03/04/99 ..........................             2,800        2,800,000
                                                                  --------------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B
   (Credit Lyonnais)(DAGGER)
   4.950% 03/03/99 ..........................             4,200        4,200,000
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                          PAR
                                                         (000)          VALUE
                                                       ---------    ------------
MISSISSIPPI--1.1%
Hinds County, IDR Revenue Bond
   VRDN Series 1992(DAGGER)
   4.950% 03/03/99 ..........................          $  1,690   $    1,690,000
Mississippi Business Finance Corp.
   IDR Revenue Bond VRDN (Dana
   Lighting Project) Series 1995
   (Sun Bank, N.A., Orlando)(DAGGER)
   4.950% 03/07/99 ..........................             5,600        5,600,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond VRDN
   (Sun Bank, N.A., Orlando)
   Series 1995(DAGGER)
   4.950% 03/07/99 ..........................             6,300        6,300,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond VRDN
   (Bryan Foods, Inc. Project)
   Series 1994(DAGGER)
   4.950% 03/03/99 ..........................            14,000       14,000,000
                                                                  --------------
                                                                      27,590,000
                                                                  --------------
NORTH CAROLINA--0.4%
City of Asheville Tax Corp. VRDN(DAGGER)
   4.950% 03/03/99 ..........................            10,800       10,800,000
                                                                  --------------
TEXAS--0.6%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond VRDN (Rohr
   Industries Project) Series 1990
   (Citibank N.A.)(DAGGER)
   4.950% 03/03/99 ..........................            14,800       14,800,000
                                                                  --------------
     TOTAL MUNICIPAL BONDS
       (Cost $76,575,000) ...................                         76,575,000
                                                                  --------------
VARIABLE RATE OBLIGATIONS--15.4%
BANKS--6.0%
Istituto Bancario Sao Paolo di Torino(DAGGER)
   5.088% 03/08/99 ..........................            25,000       24,995,328
Nations Bank(DAGGER)
   5.303% 04/02/99 ..........................            70,000       70,001,937
Royal Bank of Canada(DAGGER)
   4.883% 03/14/99 ..........................            50,000       49,981,110
                                                                  --------------
                                                                     144,978,375
                                                                  --------------


                                                         Par
                                                        (000)          Value
                                                       --------   --------------
FINANCE SERVICES--2.0%
General American Life(DAGGER)
   5.140% 03/01/99 ..........................          $ 50,000    $  50,000,000
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--6.4%
American Honda Finance Corp.(DAGGER)
   5.219% 03/14/99 ..........................            40,000       40,000,000
   5.200% 03/16/99 ..........................            25,000       25,000,000
   4.938% 04/28/99 ..........................            35,000       35,000,000
   3.085% 05/25/99 ..........................            15,000       14,997,033
General Motors Acceptance Corp.(DAGGER)
   4.914% 05/26/99 ..........................            40,000       39,992,275
                                                                  --------------
                                                                     154,989,308
                                                                  --------------
SECURITY BROKERS & DEALERS--1.0%
Bear Stearns Companies, Inc.(DAGGER)
   4.905% 03/08/99 ..........................            25,000       25,000,218
                                                                  --------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $374,967,901) ..................                        374,967,901
                                                                  --------------
MEDIUM TERM NOTES--0.3%
SECURITY BROKERS & DEALERS--0.3%
Goldman Sachs Group LP
   5.280% 02/24/00 ..........................             7,500        7,499,852
                                                                  --------------
     TOTAL MEDIUM TERM NOTES
       (Cost $7,499,852) ....................                          7,499,852
                                                                  --------------
TIME DEPOSITS--3.1%
Bank of Montreal
   4.875% 03/01/99 ..........................            75,000       75,000,000
                                                                  --------------
     TOTAL TIME DEPOSITS
       (Cost $75,000,000) ...................                         75,000,000
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                            PAR
                                                          (000)        VALUE
                                                       ---------  --------------

REPURCHASE AGREEMENTS--5.8
Lehman Brothers
     (Agreement dated 02/26/99 to be
     repurchased at $141,356,520,
     collateralized by $91,564,115
     Federal Home Loan Mortgage
     Corporation Collateralized Mortgage
     Obligation at rates of 6.23% to
     6.849% due 04/15/28 to 09/15/28,
     $21,738,647 Federal National
     Mortgage Association Collateralized
     Mortgage Obligation at a rate of
     6.50% due 09/25/28, $10,337,915
     Federal Home Loan Mortgage
     Corporation Collateralized Mortgage
     Obligation at a rate of 5.44% due
     02/15/28, $21,905,196 Federal
     National Mortgage Association
     Collateralized Mortgage Obligation
     at rates of 6.50% to 7.00% due
     09/25/28 to 11/15/28. Market Value
     of Collateral is $145,545,873.)
     4.800% 03/01/99 .......................           $141,300   $  141,300,000
                                                                  --------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $141,300,000) .................                         141,300,000
                                                                  --------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $2,423,747,299*) ..................                       2,423,747,299
                                                                  --------------



                                                                      VALUE
                                                                  --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% ....................                        $  7,060,112
                                                                  --------------

NET ASSETS (Applicable to 589,664,368
   Bedford shares, 158,401 Cash
   Preservation shares, 1,034,494,733
   Janney Montgomery Scott shares,
   776,662,225 Sansom Street shares,
   29,824,176 Select shares, and 800
   other shares)--100.0% ...................                      $2,430,807,411
                                                                  ==============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($2,430,807,411 (DIVIDE) 2,430,804,703 ..                               $1.00
                                                                           =====
*        Also cost for Federal income tax purposes.

(DAGGER) Variable Rate  Obligations -- The rate shown is the rate as of February
         28, 1999 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.

INVESTMENT ABBREVIATIONS
VRDN ..................................................Variable Rate Demand Note
LOC ............................................................Letter of Credit
IDR ..............................................Industrial Development Revenue

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                           PAR
                                                         (000)        VALUE
                                                       --------   --------------
MUNICIPAL BONDS--99.3%
ARKANSAS--1.2%
Arkansas Development Finance
   Authority Single Family Mortgage
   RB Mortgage-Backed Securities
   Program MB(DOUBLE DAGGER)
   3.700% 07/01/99 ..........................          $ 3,230       $ 3,230,000
                                                                  --------------
CALIFORNIA--1.1%
California Higher Education Student
   Loan RB DN Series D-2(DOUBLE DAGGER)
   3.650% 07/01/99 ..........................            3,000         3,000,000
                                                                  --------------
CONNECTICUT--1.1%
Connecticut Special Assessment
   Unemployment Compensation
   Advance Fund (Connecticut
   Unemployment Project) Series
   1993 C MB(DOUBLE DAGGER)
   3.600% 07/01/99 ..........................            3,000         3,000,000
                                                                  --------------
FLORIDA--4.4%
Orange County, IDA RB (Lake Highland
   School Project) DN(DAGGER)
   2.900% 03/07/99 ..........................            1,200         1,200,000
Capital Projects Finance Authority
   (Florida Hospital Association -
   Capital Projects Loan Program)
   Series 1998A DN(DAGGER)
   3.100% 03/07/99 ..........................            2,500         2,500,000
Flagler County Florida School
   District TAN
   3.890% 06/30/99 ..........................            3,300         3,301,447
Greater Orlando Airport Authority RB
   TECP
   3.100% 05/20/99 ..........................            5,104         5,104,000
                                                                  --------------
                                                                      12,105,447
                                                                  --------------
GEORGIA--10.8%
Bulloch County, Development Authority
   of, Tax-Exempt Adjustable Mode
   IDA RB (Gold Kist Inc. Project) DN(DAGGER)
   3.050% 03/07/99 ..........................            5,700         5,700,000


                                                         Par
                                                        (000)          Value
                                                       -------    --------------
GEORGIA--(CONTINUED)
Burke County Development Authority
   PCR RB (Oglethorpe Power
   Corporation Vogtle Project) MB(DOUBLE DAGGER)
   3.400% 05/27/99 ...............................     $ 3,600    $    3,600,000
Burke County Development Authority
   RB (Oglethorpe Power Corp. Vogtle
   Project) Series 1996 MB(DOUBLE DAGGER)
   3.450% 05/01/99 ...............................       5,000         5,000,000
Forsyth County, Development
   Authority of, IDA RB (World Access,
   Inc. Project) 1998 DN(DAGGER)
   3.100% 03/07/99 ...............................       2,000         2,000,000
McDuffie County, Development
   Authority Of, Georgia Waste
   Disposal RB (Temple-Inland Forest
   Products Corporation) 1998 TECP
   3.500% 05/18/99 ...............................       2,500         2,500,000
Monroe County Development Authority
   PCR RB (Oglethorpe Power
   Corporation, Scherer Project) MB(DOUBLE DAGGER)
   3.500% 05/28/99 ...............................       5,615         5,615,000
Savannah Economic Development
   Authority RB (Georgia Kaolin Inc.)
   DN(DAGGER)
   3.050% 03/07/99 ...............................       5,000         5,000,000
                                                                  --------------
                                                                      29,415,000
                                                                  --------------
IDAHO--1.4%
Idaho State TAN
   4.500% 06/30/99 ...............................       3,750         3,760,795
                                                                  --------------
ILLINOIS--13.0%
Addison, Village Of, Dupage County,
   Industrial Revenue Refunding Bonds
   (General Binding Corp. Project)
   1988 DN(DAGGER)
   3.220% 03/07/99 ...............................       1,750         1,750,000
Chicago Gas Supply RB (Peoples Gas
   Light & Coke Co. Project)
   1993B MB(DOUBLE DAGGER)
   3.200% 12/01/99 ...............................       5,575         5,575,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                         PAR
                                                        (000)        VALUE
                                                       -------    --------------
ILLINOIS--(CONTINUED)
Chicago, City Of, IDA RB (Goose
   Island Beer O. Project) DN(DAGGER)
   3.350% 03/07/99 .........................           $ 2,100    $    2,100,000
Chicago, City Of, IDA RB Series 1998
   (Zenith Controls Inc. Project) DN(DAGGER)
   3.010% 03/07/99 .........................             5,000         5,000,000
East Dundee, Kane and Cook Counties,
   IDA RB (Otto Engine Project) DN(DAGGER)
   3.010% 03/07/99 .........................             1,000         1,000,000
Illinois Health Facilites Authority
   (Children's Memorial Hospital)
   Series A MB(DOUBLE DAGGER)
   2.950% 06/25/99 .........................             2,000         2,000,000
Illinois Health Facilities Authority
   Revolving Fund Pooled Financing
   Program (The University of Chicago
   Project) TECP
   2.950% 05/03/99 .........................             4,000         4,000,000
Illinois Health Facility Authority RB
   (Evanston Hospital Corp. Project)
   Series 1996 MB(DOUBLE DAGGER)
   3.700% 07/15/99 .........................             5,000         5,000,000
Illinois Health Facility Authority RB MB
   (Evanston Hospital Corp. Project)
   Series A(DOUBLE DAGGER)
   3.150% 08/02/99 .........................             5,000         5,000,000
Illinois Housing Development Authority
   Community Redevelopment RB
   Series 1998 (Howard Theatre
   Development) DN(DAGGER)
   3.010% 03/07/99 .........................             2,800         2,800,000
Plainfield, Village of, IDA RB Series
   1997 (Plainfield Moldings, Inc.
   Project) DN(DAGGER)
   3.010% 03/07/99 .........................             1,300         1,300,000
                                                                  --------------
                                                                      35,525,000
                                                                  --------------
INDIANA--10.0%
Bremen IDA RB Series 1996 A
   (Universal Bearings, Inc. Project
   Private Placement) DN(DAGGER)
   3.050% 03/07/99 .........................             5,000         5,000,000

                                                         PAR
                                                        (000)        VALUE
                                                       --------   --------------
INDIANA--(CONTINUED)
Crawfordsville Industrial Economic
   Development RB (Pedcor
   Investments-Shady Knoll Apartments
   Project) DN(DAGGER)
   3.050% 03/07/99 .........................           $ 3,365       $ 3,365,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center I Project) DN(DAGGER)
   3.010% 03/07/99 .........................             2,900         2,900,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center II Project) DN(DAGGER)
   3.010% 03/07/99 .........................             2,000         2,000,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center IV Project) DN(DAGGER)
   3.010% 03/07/99 .........................             2,600         2,600,000
Indiana Development Finance
   Authority IDA RB (Enterprise
   Center VI Project) DN(DAGGER)
   3.010% 03/07/99 .........................             4,900         4,900,000
Indiana State Development
   Finance Authority Economic
   Development RB DN (Saroyan
   Hardwoods Inc. Project)(DAGGER)
   3.050% 03/07/99 .........................             1,700         1,700,000
Portage Economic Development RB
   (Breckenridge Apartments
   Project) DN(DAGGER)
   3.100% 03/07/99 .........................             4,650         4,650,000
                                                                  --------------
                                                                      27,115,000
                                                                  --------------
KANSAS--1.1%
Wyandotte County Kansas City
   Municipal Temporary Notes
   Series AAAA
   3.300% 02/01/00 .........................             2,096         2,096,625
Wyandotte County Kansas City
   Municipal Temporary Notes
   Series YYY
   3.300% 02/01/00 .........................             1,020         1,020,426
                                                                  --------------
                                                                       3,117,051
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                         PAR
                                                        (000)          VALUE
                                                       --------   --------------
KENTUCKY--5.3%
Henderson Industrial Building RB
   (Shamrock Technologies)
   1997 DN(DAGGER)
   3.050% 03/07/99 .........................           $ 3,341       $ 3,341,000
Kentucky Interlocal School
   Transportation Association TRAN
   Certificates of Participation
   3.900% 06/30/99 .........................            11,000        11,014,887
                                                                  --------------
                                                                      14,355,887
                                                                  --------------
MARYLAND--1.5%
Maryland State Health & Higher
   Educational Authority RB (Doctors
   Community Hospital) Series 1997 -
   Second Issue DN(DAGGER)
   2.890% 03/07/99 .........................             2,000         2,000,000
Montgomery County Economic
   Development RB (Brooke Grove
   Foundation Inc. Project) Series
   1998 DN(DAGGER)
   2.890% 03/07/99 .........................             2,000         2,000,000
                                                                  --------------
                                                                       4,000,000
                                                                  --------------
MASSACHUSETTS--3.2%
Commonwealth of Massachusetts
   Federal Highway Grant Anticipation
   Notes 1998 Series A Trust Receipt
   DN(DAGGER)
   3.000% 03/03/99 .........................               900           900,000
Massachusetts State Development
   Finance Agency RB (Hatfield Inc.
   Project) 1998 DN(DAGGER)
   2.950% 03/07/99 .........................             4,000         4,000,000
Whiteman-Hanson Regional School
   District BAN
   4.000% 07/01/99 .........................             1,000         1,000,481
Whiteman-Hanson Regional School
   District RAN
   4.100% 06/30/99 .........................             2,800         2,803,127
                                                                  --------------
                                                                       8,703,608
                                                                  --------------


                                                         PAR
                                                        (000)         VALUE
                                                       -------    --------------
MISSOURI--0.1%
Kansas City IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN(DAGGER)
   3.150% 03/07/99 ..........................          $  400    $      400,000
                                                                  --------------
NEBRASKA--1.4%
Lancaster (Sun-Husker Foods, Inc.
   Project) DN(DAGGER)
   4.300% 03/07/99 ..........................            3,800         3,800,000
                                                                  --------------
NEW HAMPSHIRE--1.5%
Dover BAN
   4.250% 03/03/99 ..........................            1,000         1,000,057
New Hampshire State Business
   Finance Authority PCR RB (New
   England Power Co. Project) MB(DOUBLE DAGGER)
   3.450% 05/04/99 ..........................            3,000         3,000,000
                                                                  --------------
                                                                       4,000,057
                                                                  --------------
NEW JERSEY--1.3%
New Jersey Economic Development
   Authority RB (J. Jams Realty
   Co.) DN(DAGGER)
   2.850% 03/07/99 ...........................             480           480,000
South Jersey Transportation Authority
   RB Series 1998 DN(DAGGER)
   2.950% 11/03/99 ...........................           3,000         3,000,000
                                                                  --------------
                                                                       3,480,000
                                                                  --------------
NEW YORK--1.4%
New York City G.O. DN 1992
   Series D(DAGGER)
   2.750% 03/01/99 ...........................            1,200        1,200,000
New York Housing Development
   Corp. Multifamily Rental Housing
   RB Related - Carnegie Park DN(DAGGER)
   2.700% 03/07/99 ...........................              500          500,000
Niagara County IDA Solid Waste
   Disposal RB Series B DN
   American Re-Fuel(DAGGER)
   2.900% 03/07/99 ...........................            2,000        2,000,000
                                                                  --------------
                                                                       3,700,000
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                          PAR
                                                         (000)         VALUE
                                                       --------   --------------
NORTH CAROLINA--5.0%
Mecklenburg County G.O.
   Series 1996C DN(DAGGER)
   2.850% 03/07/99 .........................           $ 6,700    $    6,700,000
North Carolina Medical Care
   Commission Hospital RB Moses
   Cone Health System Series 1998
   DN(DAGGER)
   3.000% 03/07/99 .........................             6,800         6,800,000
Wake County Industrial Facilities and
   Pollution Control Financing
   Authority RB (Carolina Power &
   Light Co. Project) Series 1987 DN(DAGGER)
   3.050% 03/07/99 .........................               200           200,000
                                                                  --------------
                                                                      13,700,000
                                                                  --------------
OHIO--6.5%
Butler County BAN
   3.500% 03/19/99 .........................             2,000         2,000,392
   3.550% 10/21/99 .........................             1,000         1,002,481
Canfield Local School District BAN
   3.800% 04/15/99 .........................             4,900         4,900,406
Clinton County Hospital RB (Ohio
   Hospital Capital, Inc. Pooled
   Financing Programs) DN(DAGGER)
   3.000% 03/07/99 .........................             2,000         2,000,000
Mahoning County (Youngstown Iron
   & Metal Inc. Project) DN(DAGGER)
   3.100% 03/07/99 .........................             1,940         1,940,000
Montgomery County Variable Rate
   Healthcare Facilities RB
   Series 1998 DN(DAGGER)
   3.000% 03/07/99 .........................               770           770,000
Ohio State Higher Education Facilities
   Community RB Pooled Financing
   DN(DAGGER)
   3.000% 03/07/99 .........................             2,635         2,635,000
Trumbull County Health Care Facilities
   RB Series 1998 DN(DAGGER)
   3.000% 03/07/99 .........................             2,500         2,500,000
                                                                  --------------
                                                                      17,748,279
                                                                  --------------


                                                          Par
                                                         (000)         Value
                                                       --------   --------------
OKLAHOMA--1.8%
Oklahoma County Finance Authority
   IDA RB (Southwest Electric Co.
   Project) Series 1998 DN(DAGGER)
   3.050% 03/07/99 ................................   $ 3,000     $    3,000,000
Oklahoma Development Finance
   Authority (Shawnee Funding
   Limited) DN(DAGGER)
   3.100% 03/07/99 ................................     2,000          2,000,000
                                                                  --------------
                                                                       5,000,000
                                                                  --------------
OREGON--0.6%
Portland Multifamily Housing RB
   Village of Lovejoy Fountain DN(DAGGER)
   3.000% 03/07/99 ................................     1,600          1,600,000
                                                                  --------------
RHODE ISLAND--0.6%
Rhode Island Housing and Mortgage
   Finance Corp. Homeownership
   Opportunity Bonds Series 24-B MB(DOUBLE DAGGER)
   3.150% 12/15/99 ................................     1,700          1,700,000
                                                                  --------------
SOUTH CAROLINA--7.9%
Berkeley County IDA RB (Nucor Corp.)
   Series 1998 DN(DAGGER)
   3.050% 03/07/99 ................................     3,100          3,100,000
Chesterfield County IDA RB (Culp,
   Inc.) DN(DAGGER)
   3.050% 03/07/99 ................................     6,000          6,000,000
Marlboro County Solid Waste
   Disposal Facilities RB (Willamette
   Industries, Inc. Project) DN(DAGGER)
   3.050% 03/07/99 ................................     1,100          1,100,000
Marlboro County, IDA RB (Reliance
   Trading Corp. of America Project)
   1997 DN(DAGGER)
   3.010% 03/07/99 ................................     1,150          1,150,000
South Carolina Jobs Economic
   Development Authority (Ellcon
   National Inc. Project) Series 1998B
   DN(DAGGER)
   3.050% 03/07/99 ................................     3,000          3,000,000
South Carolina Jobs Economic
   Development Authority (YMCA)
   1997 DN(DAGGER)
   2.950% 03/07/99 ................................     2,560          2,560,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                         PAR
                                                        (000)        VALUE
                                                       --------   --------------
SOUTH CAROLINA--(CONTINUED)
South Carolina Jobs Economic
   Development Authority RB (Tate
   Metalworks, Inc. Project) 1998 DN(DAGGER)
   3.050% 03/07/99 .........................           $  1,000   $    1,000,000
Williamsburg County, IDA RB
   (Peddinghaus Corp. of South
   Carolina Project) Series 1997 DN(DAGGER)
   3.010% 03/07/99 .........................              3,500        3,500,000
                                                                  --------------
                                                                      21,410,000
                                                                  --------------
TENNESSEE--1.9%
Oak Ridge Solid Waste Disposal Facility
   Series 1996 M4 (Environmental
   Project) DN(DAGGER)
   3.100% 03/07/99 .........................              5,100        5,100,000
                                                                  --------------
TEXAS--4.1%
Brazos River Harbor Navigation
   District of Brazoria County PCR RB
   (The Dow Chemical Co. Project)
   1988 TECP
   2.800% 05/03/99 .........................              9,980        9,980,000
Denton IDA (Hartzell Manufacturing
   Inc. Project) DN(DAGGER)
   3.250% 03/07/99 .........................              1,300        1,300,000
                                                                  --------------
                                                                      11,280,000
                                                                  --------------
VIRGINIA--6.1%
Metropolitan Washington D.C. Airports
   Authority Flexible Term Revenue
   Notes TECP
   2.950% 04/23/99 .........................              5,000        5,000,000
Metropolitan Washington D.C. Airports
   Authority, Passenger Facility
   Flexible Term Notes TECP
   3.000% 04/19/99 .........................              4,500        4,500,000
Metropolitan Washington D.C. Airports
   Authority, Passenger Facility
   Flexible Term Notes TECP
   3.100% 03/29/99 .........................              7,000        7,000,000
                                                                  --------------
                                                                      16,500,000
                                                                  --------------


                                                          PAR
                                                         (000)        VALUE
                                                       --------   --------------
WASHINGTON--0.9%
Grant County, Industrial Development
   Corp. of Port District No.1 (Dodson
   Road Orchards, L.L.C. Project)
   1998 DN(DAGGER)
   3.000% 03/07/99 .........................           $  2,500   $    2,500,000
                                                                  --------------
WISCONSIN--4.1%
Amery IDA RB (Plastech Corp.) Series
   1997 DN(DAGGER)
   3.250% 03/07/99 .........................              2,000        2,000,000
Franklin, City Of, IDA RB Series 1998
   (All Glass Aquarium Co., Inc.
   Project) DN(DAGGER)
   3.050% 03/07/99 .........................              4,500        4,500,000
Mequon, City of, IDA RB (Johnson
   Level GRW Investment Project) DN(DAGGER)
   3.050% 03/07/99 .........................              2,500        2,500,000
Wisconsin Rapids City IDA RB (Theile
   Kaolin of Wisconsin, Inc. Project)
   DN(DAGGER)
   3.100% 03/07/99 .........................              2,250        2,250,000
                                                                  --------------
                                                                      11,250,000
                                                                  --------------
     TOTAL MUNICIPAL BONDS
       (Cost $270,496,124) .................                         270,496,124
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                                       VALUE
                                                                   -------------
TOTAL INVESTMENTS AT VALUE--99.3%
   (Cost $270,496,124*) ....................................        $270,496,124
                                                                   -------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.7% ....................................           1,985,702
                                                                   -------------

NET ASSETS (Applicable to 153,902,250
   Bedford shares, 228,816 Cash
   Preservation shares, 118,424,557
   Janney Montgomery Scott shares and
   800 other shares)--100% .................................       $ 272,481,826
                                                                   =============

NET ASSET VALUE, Offering and
   redemption price per share
   ($272,481,826 (DIVIDE) 272,556,423) .....................               $1.00
                                                                           =====
*  Also cost for Federal income tax purposes.

(DAGGER) Variable Rate Demand Notes -- The rate shown is the rate as of February
         28, 1999 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.

The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at February 28, 1999.

INVESTMENT ABBREVIATIONS
BAN ......................................................Bond Anticipation Note
DN ..................................................................Demand Note
GO ..........................................................General Obligations
LOC ............................................................Letter of Credit
IDA ............................................Industrial Development Authority
MB ...............................................................Municipal Bond
PCR ...................................................Pollution Control Revenue
RAN ...................................................Revenue Anticipation Note
RAW ...............................................Revenue Anticipation Warrants
RB .................................................................Revenue Bond
TAN .......................................................Tax Anticipation Note
TECP ................................................Tax Exempt Commercial Paper
TRAN ..........................................Tax and Revenue Anticipation Note

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                         PAR
                                                        (000)         VALUE
                                                       --------   --------------
AGENCY OBLIGATIONS--65.2%
FEDERAL FARM CREDIT BANK--4.5%
   4.782% 03/02/99 ..........................          $ 10,000     $  9,999,986
   4.760% 01/18/00 ..........................            15,000       14,985,557
                                                                    ------------
                                                                      24,985,543
                                                                    ------------
FEDERAL HOME LOAN BANK--16.0%
   4.830% 03/01/99(DAGGER) ..................            10,000        9,998,010
   4.890% 03/01/99(DAGGER) ..................            10,000        9,999,351
   4.890% 03/01/99(DAGGER) ..................            10,000        9,995,245
   5.620% 04/01/99 ..........................             9,200        9,199,768
   5.536% 07/15/99 ..........................            10,000        9,997,746
   4.900% 01/14/00 ..........................            10,000        9,998,634
   4.850% 01/27/00 ..........................            10,000       10,000,000
   4.950% 02/17/00 ..........................            10,000        9,994,826
   5.035% 02/25/00 ..........................            10,000        9,994,165
                                                                    ------------
                                                                      89,177,745
                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION--23.3%
   4.737% 03/22/99(DAGGER) ..................            35,000       34,997,115
   4.980% 03/05/99 ..........................            10,000        9,994,467
   5.505% 03/12/99 ..........................             5,000        4,999,834
   4.960% 03/18/99 ..........................            35,000       34,918,022
   4.740% 04/15/99 ..........................            20,000       19,881,500
   5.550% 04/29/99 ..........................            10,000        9,997,721
   4.750% 05/24/99 ..........................            15,000       14,833,750
                                                                    ------------
                                                                     129,622,409
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--18.7%
   4.830% 03/01/99(DAGGER) ..................            10,000        9,998,115
   4.595% 03/02/99(DAGGER) ..................            10,000       10,000,000
   5.116% 03/02/99(DAGGER) ..................            10,000        9,999,466
   5.630% 05/05/99 ..........................            24,000       24,018,717
   5.650% 05/26/99 ..........................             5,295        5,301,655
   4.750% 06/10/99 ..........................            10,000        9,866,736
   5.520% 08/09/99 ..........................            10,000        9,994,859
   4.755% 05/19/99 ..........................            10,000        9,895,654
   4.860% 02/10/00 ..........................            15,000       14,989,051
                                                                    ------------
                                                                     104,064,253
                                                                    ------------


                                                          PAR
                                                         (000)         VALUE
                                                       ----------   ------------
STUDENT LOAN MARKETING ASSOCIATION--2.7%
   5.520% 06/10/99 ..........................          $ 15,000     $ 14,994,911
                                                                    ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $362,844,861) ..................                        362,844,861
                                                                    ------------

REPURCHASE AGREEMENTS--34.5%
Greenwich Capital Markets
     (Agreement dated 02/26/99 to be
     repurchased at $25,010,104,
     collateralized by $5,343,334
     Resolution Trust Company Strip
     Principles at rates of 8.125% to
     9.375% due 10/15/19 to 04/15/30 and
     $20,406,830 Resolution Trust
     Company Strips due 04/15/99 to
     07/15/21. Market value of
     collateral is $25,750,164.)
     4.850% 03/01/99 ........................            25,000       25,000,000
Lehman Brothers
     (Agreement dated 02/26/99 to be
     repurchased at $50,019,917,
     collateralized by Government
     National Mortgage Association at
     rates of 6.125% to 9.5% due
     04/15/10 to 11/20/24. Market value
     of collateral is $51,500,593.)
     4.780% 03/01/99 ........................            50,000       50,000,000
Morgan Stanley
     (Agreement dated 02/26/99 to be
     repurchased at $100,040,625,
     collateralized by $70,086,095
     Federal National Mortgage
     Corporation at rates of 6.30% to
     6.85% due 03/09/99 to 05/14/13, and
     $29,947,752 Federal National
     Mortgage Association at rates of
     5.27% to 6.26% due 05/03/00 to
     02/25/09. Market value of
     collateral is $100,033,847.)
     4.875% 03/01/99 ........................           100,000      100,000,000

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                           PAR
                                                         (000)        VALUE
                                                       ----------  ------------
REPURCHASE AGREEMENTS--(CONTINUED)
Warburg Dillon Read
     (Agreement dated 02/26/99 to be
     repurchased at $16,806,650,
     collateralized by United States
     Treasury Bond at rate of 5.50% due
     08/15/28. Market value of
     collateral is $16,813,213.)
     4.750% 03/01/99 ........................           $16,800     $ 16,800,000
                                                                    ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $191,800,000) ..................                        191,800,000
                                                                    ------------

TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $554,644,861*) .....................                        554,644,861
                                                                    ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% .....................                          1,439,478
                                                                    ------------
NET ASSETS (Applicable to 147,473,467
   Bedford shares, 408,641,853 Janney
   Montgomery Scott shares and 800 other
   shares)--100.0% ..........................                       $556,084,339
                                                                    ============

NET ASSET VALUE, Offering and
   redemption price per share
   ($556,084,339 (DIVIDE) 556,116,120) ......                              $1.00
                                                                           =====

*        Also cost for Federal income tax purposes

(DAGGER) Variable Rate Obligations -- The interest rate is the rate as of February 28, 1999 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)


                                                                    GOVERNMENT
                                                      MUNICIPAL     OBLIGATIONS
                                    MONEY MARKET    MONEY MARKET   MONEY MARKET
                                      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                    ------------    ------------   ------------
INVESTMENT INCOME
   Interest ....................... $67,932,605     $4,722,446     $13,757,494
                                    -----------     ----------     -----------
Expenses
   Investment advisory fees .......   4,607,483        485,182       1,122,352
   Administration fees ............          --        141,069              --
   Distribution fees ..............   5,473,879        841,262       1,607,539
   Service organization fees ......     271,242             --              --
   Directors' fees ................      32,956          3,687           7,011
   Custodian fees .................     201,254         32,659          51,330
   Transfer agent fees ............   1,505,760         59,495         299,767
   Legal fees .....................      56,943          6,260          11,873
   Audit fees .....................      66,476          7,970          15,335
   Registration fees ..............     150,000         54,000          36,000
   Insurance expense ..............      21,022          2,354           4,460
   Printing fees ..................     266,257         20,749          62,100
   SEC fees .......................       2,611          1,869             280
   Miscellaneous ..................         326             37             371
                                    -----------     ----------     -----------
                                     12,656,209      1,656,593       3,218,418
   Less fees waived and
     reimbursements ...............  (2,014,787)      (418,057)       (558,943)
                                    -----------     ----------     -----------
        Total Expenses ............  10,641,422      1,238,536       2,659,475
                                    -----------     ----------     -----------
Net investment income .............  57,291,183      3,483,910      11,098,019
                                    -----------     ----------     -----------
Net realized gain/(loss)
  on investments ..................     131,056             --         (12,523)
                                    -----------     ----------     -----------
Net increase in net assets
  resulting from operations ....... $57,422,239     $3,483,910     $11,085,496
                                    ===========     ==========     ===========

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                         MUNICIPAL MONEY               GOVERNMENT OBLIGATIONS
                                MONEY MARKET PORTFOLIO                  MARKET PORTFOLIO               MONEY MARKET PORTFOLIO
                          ----------------------------------  ----------------------------------  ----------------------------------
                               FOR THE           FOR THE           FOR THE          FOR THE           FOR THE           FOR THE
                          SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                          FEBRUARY 28, 1999  AUGUST 31, 1998  FEBRUARY 28, 1999  AUGUST 31, 1998  FEBRUARY 28, 1999  AUGUST 31, 1998
                          -----------------  ---------------  -----------------  ---------------  -----------------  ---------------
                             (UNAUDITED)                          (UNAUDITED)                          (UNAUDITED)
Increase (decrease) in
  net assets:
Operations:
  Net investment income .....$   57,291,183   $  127,866,778        $ 3,483,910      $ 9,017,840       $ 11,098,019    $ 26,408,463
  Net realized gain
    (loss) on
    investments .............       131,056          (95,478)                --           (3,055)           (12,523)         (5,792)
                             --------------   --------------       ------------     ------------       ------------    ------------
  Net increase in net
    assets resulting
    from operations .........    57,422,239      127,771,300          3,483,910        9,014,785         11,085,496      26,402,671
                             --------------   --------------       ------------     ------------       ------------    ------------
Distributions to
  shareholders:
Dividends to
  shareholders from
  net investment income:
    Bedford shares ..........   (18,350,903)     (56,898,248)        (2,044,881)      (5,548,854)        (2,687,839)     (8,627,495)
    Bradford shares .........            --               --                 --         (405,975)                --        (184,938)
    Cash Preservation
      shares ................        (4,108)         (10,274)            (1,572)          (2,738)                --              --
    Janney Montgomery
      Scott shares ..........   (21,174,670)     (38,111,646)        (1,437,457)      (3,060,273)        (8,410,180)    (17,595,930)
    Select shares ...........      (352,247)              --                 --               --                 --              --
    Sansom Street shares ....   (17,409,255)     (32,846,610)                --               --                 --              --

Dividends to shareholders
  from net realized
  short-term gains:
    Bedford shares ..........        (2,671)          (7,165)                --               --                 --              --
    Bradford shares .........            --               --                 --               --                 --              --
    Cash Preservation
      shares ................            (1)              (1)                --               --                 --              --
    Janney Montgomery
      Scott shares ..........        (2,921)          (3,979)                --               --                 --              --
    Select shares ...........          (102)              --                 --               --                 --              --
    Sansom Street shares ....        (2,010)          (2,838)                --               --                 --              --

      Total dividends to
        shareholders ........   (57,298,888)    (127,880,761)        (3,483,910)      (9,017,840)       (11,098,019)    (26,408,363)
                             --------------   --------------       ------------     ------------       ------------    ------------
Net capital share
  transactions ..............   115,125,760     (384,357,868)        27,311,012     (242,871,946)        48,584,957    (106,714,614)
                             --------------   --------------       ------------     ------------       ------------    ------------
Total increase
  (decrease) in
  net assets ................   115,249,111     (384,467,329)        27,311,012     (242,875,001)        48,572,434    (106,720,306)
Net Assets:
  Beginning of period ....... 2,315,558,300    2,700,025,629        245,170,814      488,045,815        507,511,905     614,232,211
                             --------------   --------------       ------------     ------------       ------------    ------------
  End of period .............$2,430,807,411   $2,315,558,300       $272,481,826     $245,170,814       $556,084,339    $507,511,905
                             ==============   ==============       ============     ============       ============    ============

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                            MONEY MARKET PORTFOLIO
                           --------------------------------------------------------
                              FOR THE    FOR THE    FOR THE    FOR THE    FOR THE
                            SIX MONTHS    YEAR       YEAR       YEAR       YEAR
                               ENDED      ENDED      ENDED      ENDED      ENDED
                           FEBRUARY 28, AUGUST 31, AUGUST 31, AUGUST 31, AUGUST 31,
                               1999        1998       1997       1996       1995
                           ------------ ---------- ---------- ---------- ----------
                             (UNAUDITED)
Net asset value,
   beginning of period ...   $   1.00  $   1.00  $     1.00  $     1.00  $   1.00
                             --------  --------  ----------  ----------  --------
Income from investment
   operations:
  Net investment income ..     0.0219    0.0473      0.0462      0.0469    0.0486
                             --------  --------  ----------  ----------  --------
      Total from investment
        operations .......     0.0219    0.0473      0.0462      0.0469    0.0486
                             --------  --------  ----------  ----------  --------
Less distributions
  Dividends (from net
    investment income) ...    (0.0219)  (0.0473)    (0.0462)    (0.0469)  (0.0486)
                             --------  --------  ----------  ----------  --------
      Total distributions.    (0.0219)  (0.0473)    (0.0462)    (0.0469)  (0.0486)
                             --------  --------  ----------  ----------  --------
Net asset value, end
  of period ..............   $   1.00  $   1.00  $     1.00  $     1.00  $   1.00
                             ========  ========  ==========  ==========  ========
Total Return .............    4.50%(c)    4.84%       4.72%       4.79%     4.97%
Ratios /Supplemental Data
  Net assets,
    end of period (000) ..   $589,649  $762,739  $1,392,911  $1,109,334  $935,821
  Ratios of expenses to
    average net assets ...  .97%(a)(c)   .97%(a)     .97%(a)     .97%(a)   .96%(a)
  Ratios of net investment
    income to average
    net assets ...........    4.41%(c)    4.73%       4.62%       4.69%     4.86%



                                    MUNICIPAL MONEY MARKET PORTFOLIO
                        --------------------------------------------------------
                          FOR THE     FOR THE    FOR THE    FOR THE    FOR THE
                        SIX MONTHS     YEAR       YEAR       YEAR       YEAR
                           ENDED       ENDED      ENDED      ENDED      ENDED
                        FEBRUARY 28, AUGUST 31, AUGUST 31, AUGUST 31, AUGUST 31,
                            1999        1998       1997       1996       1995
                        ------------ ---------- ---------- ---------- ----------
                         (UNAUDITED)
Net asset value,
   beginning of period ... $   1.00   $   1.00   $   1.00    $  1.00   $  1.00
                           --------   --------   --------    -------   --------
Income from investment
   operations:
  Net investment income ..   0.0122     0.0286     0.0285     0.0288     0.0297
                           --------   --------   --------    -------   --------
      Total from investment
        operations .......   0.0122     0.0286     0.0285     0.0288     0.0297
                           --------   --------   --------    -------   --------
Less distributions
  Dividends (from net
    investment income) ...  (0.0122)   (0.0286)   (0.0285)   (0.0288)   (0.0297)
                           --------   --------   --------    -------   --------
      Total distributions.  (0.0122)   (0.0286)   (0.0285)   (0.0288)   (0.0297)
                           --------   --------   --------    -------   --------
Net asset value, end
  of period .............. $   1.00   $   1.00   $   1.00    $  1.00   $   1.00
                           ========   ========   ========    =======   ========
Total Return .............  2.49%(c)     2.97%      2.88%      2.92%      3.01%
Ratios /Supplemental Data
  Net assets,
    end of period (000) .. $153,831   $147,633   $213,034    $201,940  $198,425
  Ratios of expenses to
    average net assets ... 89%(a)(c)    .89%(a)    .85%(a)    .84%(a)    .82%(a)
  Ratios of net investment
    income to average
    net assets ...........  2.46%(c)     2.86%      2.85%      2.88%      2.97%


(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.11% for the six months ended February 28, 1999, 1.10%, 1.12%, 1.14% and 1.17% for the years ended August 31, 1998, 1997, 1996 and 1995, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.13% for the six months ended February 28, 1999, 1.15%, 1.14%, 1.12% and 1.14% for the years ended August 31, 1998, 1997,
    1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

(c) Annualized.

                 See Accompanying Notes to Financial Statements.


                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                               -------------------------------------------------------------------------------------
                                                    FOR THE          FOR THE          FOR THE          FOR THE          FOR THE
                                                  SIX MONTHS          YEAR             YEAR             YEAR             YEAR
                                                     ENDED            ENDED            ENDED            ENDED            ENDED
                                               FEBRUARY 28, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996  AUGUST 31, 1995
                                               -----------------  ---------------  ---------------  ---------------  ---------------
                                                  (UNAUDITED)
Net asset value, beginning of period ............   $   1.00         $   1.00         $   1.00         $   1.00         $  1.00
                                                    --------         --------         --------         --------         --------
Income from investment operations:
  Net investment income .........................     0.0207           0.0463           0.0449           0.0458           0.0475
                                                    --------         --------         --------         --------         --------
      Total from investment operations ..........     0.0207           0.0463           0.0449           0.0458           0.0475
                                                    --------         --------         --------         --------         --------
Less distributions
  Dividends (from net investment income) ........    (0.0207)         (0.0463)         (0.0449)         (0.0458)         (0.0475)
                                                    --------         --------         --------         --------         --------
      Total distributions .......................    (0.0207)         (0.0463)         (0.0449)         (0.0458)         (0.0475)
                                                    --------         --------         --------         --------         --------
Net asset value, end of period ..................   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                                    ========         ========         ========         ========         =========
Total Return ....................................    4.25%(c)           4.74%            4.59%            4.68%            4.86%
Ratios /Supplemental Data
  Net assets, end of period (000)                   $147,482         $128,447         $209,715         $192,599         $163,398
  Ratios of expenses to average net assets ...... .975%(a)(c)         .975%(a)         .975%(a)         .975%(a)         .975%(a)
  Ratios of net investment income to average
    net assets ..................................    4.17%(c)           4.63%            4.49%            4.58%            4.75%

(a) Without the waiver of advisory, distribution and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.13% for the six months ended February 28, 1999, 1.10%, 1.09%, 1.10% and 1.13% for the years ended August 31, 1998, 1997,
    1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

(c) Annualized.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (The "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 19.83 billion shares are currently classified into ninety-seven classes. Each class represents an interest in one of sixteen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", nine of which have begun investment operations: the RBB Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Select Family, the Janney Montgomery Scott Family, the n/i numeric investors Family, the Boston Partners Family and the Schneider Family. The Bedford Family represents interests in the three portfolios, which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated among all of the portfolios or classes of the Fund based on relative net assets of each portfolio.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than there repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant  to  Investment  Advisory  Agreements,   BlackRock   Institutional
Management Corporation ("BIMC"), an indirect majority-owned subsidiary of PNC Bank, serves as investment advisor for the three portfolios described herein.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:

            PORTFOLIO                              ANNUAL RATE
   ---------------------------     --------------------------------------------
   Money Market and Government     .45% of first $250 million of net assets;
     Obligations Money Market      .40% of next $250 million of net assets;
     Portfolios                    .35% of net assets in excess of $500 million.


   Municipal Money Market          .35% of first $250 million of net assets;
     Portfolio                     .30% of next $250 million of net assets;
                                   .25% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 1999, advisory fees and waivers for the three investment portfolios were as follows:

                                    GROSS                                NET
                                   ADVISORY                           ADVISORY
                                     FEE             WAIVER              FEE
                                  ----------      ------------       ----------
     Money Market Portfolio       $4,607,483      $(1,724,370)       $2,883,113
     Municipal Money Market
       Portfolio                     485,182         (344,725)          140,457
     Government Obligations
       Money Market Portfolio      1,122,352         (425,305)          697,047

     The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the six months ended February 28, 1999, the reimbursed expenses were $286,257, $69,109 and $133,638 for the Money Market Portfolio, Municipal Money Market Portfolio and Government Obligations Money Market Portfolio, respectively.

     In addition, PFPC Trust Company serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC") serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Company and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority-owned subsidiary of PNC Bank Corp.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES  (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 1999, transfer agency fees and waivers for each class of shares within the three investment portfolios were as follows:

                                    GROSS                           NET TRANSFER
                               TRANSFER AGENCY                         AGENCY
                                     FEE              WAIVER             FEE
                               ---------------    --------------    ------------
Money Market Portfolio
     Bedford Class               $  366,050          $     --        $  366,050
     Cash Preservation
       Class                          4,419            (4,161)              258
     Janney Montgomery
       Scott Class                  840,000                --           840,000
     Sansom Street Class            295,291                --           295,291
                                 ----------          --------        ----------
        Total Money Market
          Portfolio              $1,505,760          $ (4,161)       $1,501,599
                                 ==========          ========        ==========
Municipal Money Market
  Portfolio
     Bedford Class               $    2,400          $     --        $    2,400
     Cash Preservation Class          4,427            (4,222)              205
     Janney Montgomery Scott
       Class                         52,668                --            52,668
                                 ----------           --------       ----------
        Total Municipal Money
          Market Portfolio       $   59,495          $ (4,222)       $   55,273
                                 ==========          ========        ==========
Government Obligations Money
 Market Portfolio
     Bedford Class               $       --          $     --        $       --
     Janney Montgomery
       Scott Class                  299,767                --           299,767
                                 ----------          --------        ----------
        Total Government
          Obligations
          Money Market
          Portfolio              $  299,767          $     --        $  299,767
                                 ==========          =========       ==========

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee. For the six months ended February 28, 1999, the administration fee for the Municipal Money Market Portfolio was as follows:

                                                          ADMINISTRATION
                                                                FEE
                                                          --------------
                 Municipal Money Market Portfolio            $141,069

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES  (CONTINUED)

     The Fund, on behalf of each class of shares within the three investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into Distribution Contracts with Provident Distributors, Inc. ("PDI"), which provide for each class to make monthly payments, based on average net assets, to PDI of up to .65% on an annualized basis for the Bedford, Cash Preservation and Janney Montgomery Scott Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the six months ended February 28, 1999, distribution fees for each class were as follows:

                                                                    DISTRIBUTION
                                                                        FEE
                                                                    ------------
       Money Market Portfolio
           Bedford Class                                             $ 2,384,887
           Cash Preservation Class                                           368
           Janney Montgomery Scott Class                               2,906,358
           Sansom Street Class                                           182,266
                                                                     -----------
               Total Money Market Portfolio                          $ 5,473,879
                                                                     ===========
       Municipal Money Market Portfolio
           Bedford Class                                             $   493,703
           Cash Preservation Class                                           272
           Janney Montgomery Scott Class                                 347,287
                                                                     -----------
               Total Municipal Money Market Portfolio                $   841,262
                                                                     ===========
       Government Obligations Money Market Portfolio
           Bedford Class                                               $ 389,371
           Janney Montgomery Scott Class                               1,218,168
                                                                     -----------
               Total Government Obligations
                 Money Market Portfolio                              $ 1,607,539
                                                                     ===========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 28, 1999, service organization fees were $271,242 for the Money Market Portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each period were as follows:


                                                 MONEY MARKET PORTFOLIO           MUNICIPAL MONEY MARKET PORTFOLIO
                                           ----------------------------------    ----------------------------------
                                                FOR THE           FOR THE             FOR THE           FOR THE
                                           SIX MONTHS ENDED     YEAR ENDED       SIX MONTHS ENDED     YEAR ENDED
                                           FEBRUARY 28, 1999  AUGUST 31, 1998    FEBRUARY 28, 1999  AUGUST 31, 1998
                                           -----------------  ---------------    -----------------  ---------------
                                              (UNAUDITED)                           (UNAUDITED)
                                                 VALUE             VALUE               VALUE             VALUE
                                           -----------------  ---------------    -----------------  ---------------
     Shares sold:
         Bedford Class                     $ 1,267,431,197   $ 4,081,920,081       $ 354,672,272   $ 1,250,832,088
         Bradford Class                                 --                --                  --        59,917,620
         Cash Preservation Class                    61,164           113,319             150,238            65,859
         Janney Montgomery Scott Class       2,305,678,119     3,910,533,620         228,204,533       404,988,148
         Sansom Street Class                 1,317,481,175     2,296,071,622                  --                --
         Select Class                           90,525,850                --                  --                --
     Shares issued in reinvestment
       of dividends:
         Bedford Class                          18,390,680        56,201,453           2,067,392         5,440,322
         Bradford Class                                 --                --                  --           427,390
         Cash Preservation Class                     4,289            10,291               1,493             2,591
         Janney Montgomery Scott Class          21,655,093        37,882,680           1,465,429         3,071,524
         Sansom Street Class                    13,647,696        24,189,907                  --                --
         Select Class                              347,981                --                  --                --
     Shares repurchased:
         Bedford Class                      (1,458,952,186)   (4,768,237,064)       (350,542,489)   (1,321,668,087)
         Bradford Class                                 --                --                  --      (226,438,837)
         Cash Preservation Class                  (133,353)         (139,525)            (14,912)          (73,397)
         Janney Montgomery Scott Class      (2,197,396,680)   (3,780,710,398)       (208,692,944)     (419,437,268)
         Sansom Street Class                (1,202,565,612)   (2,242,193,855)                 --                --
         Select Class                          (61,049,653)               --                  --                --
                                           ---------------   ---------------       -------------   ---------------
     Net increase (decrease)               $   115,125,760   $  (384,357,869)      $  27,311,012   $  (242,871,947)
                                           ===============   ===============       =============   ===============
     Bedford Shares authorized               1,500,000,000     1,500,000,000         500,000,000       500,000,000
                                           ===============   ===============       =============   ===============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

NOTE 3. CAPITAL SHARES (CONTINUED)

                                   GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                   ---------------------------------------------
                                           FOR THE                FOR THE
                                      SIX MONTHS ENDED          YEAR ENDED
                                      FEBRUARY 28, 1999       AUGUST 31, 1998
                                      -----------------       ---------------
                                         (UNAUDITED)
                                            VALUE                   VALUE
                                      -----------------       ---------------
      Shares sold:
           Bedford Class               $ 212,665,901         $   570,413,536
           Bradford Class                         --              14,367,467
           Janney Montgomery
             Scott Class                 734,232,266           1,493,397,997
      Shares issued in reinvestment
        of Dividends:
           Bedford Class                   2,740,589               8,589,078
           Bradford Class                         --                 214,626
           Janney Montgomery
             Scott Class                   8,618,298              17,567,622
      Shares repurchased:
           Bedford Class                (196,367,943)           (660,253,321)
           Bradford Class                         --             (66,190,133)
           Janney Montgomery
             Scott Class                (713,304,154)         (1,484,821,486)
                                       -------------         ---------------
      Net increase (decrease)          $  48,584,957         $  (106,714,614)
                                       =============         ===============
      Bedford Shares authorized          500,000,000             500,000,000
                                       =============         ===============

NOTE 4. NET ASSETS

     At February 28, 1999, net assets consisted of the following:

                                                                     GOVERNMENT
                                                    MUNICIPAL       OBLIGATIONS
                               MONEY MARKET       MONEY MARKET     MONEY MARKET
                                 PORTFOLIO          PORTFOLIO         PORTFOLIO
                               ------------       ------------     ------------
Capital paid-in
   Bedford Class              $  589,664,368      $153,902,350     $147,473,567
   Cash Preservation
     Class                           158,401           228,816               --
   Janney Montgomery
     Scott Class               1,034,494,733       118,424,557      408,641,853
   Sansom Street Class           776,662,225                --               --
   Select Class                   29,824,176                --               --
   Other Classes                         800               800              800
Accumulated net realized
  gain (loss) on investments
   Bedford Class                     (12,013)          (73,952)          (9,780)
   Cash Preservation Class                (5)                3               --
   Janney Montgomery
     Scott Class                       8,010              (748)         (22,101)
   Sansom Street Class                 5,203                --               --
   Select Class                        1,513                --               --
                              --------------      ------------     ------------
                              $2,430,807,411      $272,481,826     $556,084,339
                              ==============      ============     ============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

NOTE 5. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interests in the Money Market Portfolio: Cash Preservation, Janney Montgomery Scott, Select and Sansom Street. The Fund currently offers two other classes of shares representing interests in the Municipal Money Market Portfolio: Cash Preservation and Janney Montgomery Scott. The Fund currently offers one other class of shares representing an interest in the Government Obligations Money Market Portfolio: Janney Montgomery Scott. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation Class is not presented in this report due to its immateriality. Such information is available in the annual report of the Cash Preservation family. The financial highlights of certain of the other classes are as follows:

THE JANNEY MONTGOMERY SCOTT FAMILY (c)

                                                                         MONEY MARKET PORTFOLIO
                                      -----------------------------------------------------------------------------------------
                                                                                                                FOR THE PERIOD
                                           FOR THE            FOR THE           FOR THE           FOR THE        JUNE 12, 1995
                                         SIX MONTHS            YEAR              YEAR              YEAR        (COMMENCEMENT OF
                                            ENDED              ENDED             ENDED             ENDED        OPERATIONS) TO
                                      FEBRUARY 28, 1999   AUGUST 31, 1998   AUGUST 31, 1997   AUGUST 31, 1996   AUGUST 31, 1995
                                      -----------------   ---------------   ---------------   ---------------   ---------------
                                         (UNAUDITED)
Net asset value, beginning of period    $     1.00            $   1.00          $   1.00          $   1.00          $   1.00
                                        ----------            --------          --------          --------          --------
Income from investment operations:
  Net investment income                     0.0217              0.0469            0.0459            0.0465            0.0112
                                        ----------            --------          --------          --------          --------
    Total from investment operations        0.0217              0.0469            0.0459            0.0465            0.0112
                                        ----------            --------          --------          --------          --------
Less distributions
  Dividends
  (from net investment income)             (0.0217)            (0.0469)          (0.0459)          (0.0465)          (0.0112)
                                        ----------            --------          --------          --------          --------
    Total distributions                    (0.0217)            (0.0469)          (0.0459)          (0.0465)          (0.0112)
                                        ----------            --------          --------          --------          --------
Net asset value, end of period          $     1.00            $   1.00          $   1.00          $   1.00          $   1.00
                                        ==========            ========          ========          ========          ========
Total Return                               4.47%(b)              4.81%             4.69%             4.76%          5.30%(b)
Ratios /Supplemental Data
   Net assets, end of period (000)      $1,034,508            $904,526          $736,855          $561,865          $443,645
   Ratios of expenses to
     average net assets                 1.00%(a)(b)            1.00%(a)          1.00%(a)          1.00%(a)       1.00%(a)(b)
   Ratios of net investment income to
     average net assets                    4.37%(b)              4.69%             4.59%             4.65%           5.04%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money MarketPortfolio would have been 1.20% for the six months ended February 28, 1999, 1.21%, 1.22%, 1.23% and 1.23% for the years ended August 31, 1998, 1997, 1996 and 1995, respectively.

(b) Annualized

(c) Financial Highlights relate solely to the Janney Montgomery Scott Class of shares within each portfolio.

                                       24

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)


THE JANNEY MONTGOMERY SCOTT FAMILY (c) (CONTINUED)

                                                                MUNICIPAL MONEY MARKET PORTFOLIO
                                    -----------------------------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                         FOR THE            FOR THE           FOR THE           FOR THE        JUNE 12, 1995
                                       SIX MONTHS            YEAR              YEAR              YEAR        (COMMENCEMENT OF
                                          ENDED              ENDED             ENDED             ENDED        OPERATIONS) TO
                                    FEBRUARY 28, 1999   AUGUST 31, 1998   AUGUST 31, 1997   AUGUST 31, 1996   AUGUST 31, 1995
                                    -----------------   ---------------   ---------------   ---------------   ---------------
                                       (UNAUDITED)
Net asset value, beginning of period .   $   1.00           $  1.00          $   1.00           $  1.00          $   1.00
                                         --------           -------          --------           -------          --------
Income from investment operations:
  Net investment income ..............     0.0123            0.0290            0.0285            0.0278            0.0063
                                         --------           -------          --------           -------          --------
    Total from investment operations .     0.0123            0.0290            0.0285            0.0278            0.0063
                                         --------           -------          --------           -------          --------
Less distributions
  Dividends (from net investment
    income) ..........................    (0.0123)          (0.0290)          (0.0285)          (0.0278)          (0.0063)
                                         --------           -------          --------           -------          --------
    Total distributions ..............    (0.0123)          (0.0290)          (0.0285)          (0.0278)          (0.0063)
                                         --------           -------          --------           -------          --------
Net asset value, end of period .......   $   1.00           $  1.00          $   1.00           $  1.00          $   1.00
                                         ========           =======          ========           =======          ========
Total Return .........................    2.51%(b)            2.94%             2.89%             2.81%          2.87%(b)
Ratios /Supplemental Data
  Net assets, end of period (000) ....   $118,422           $97,445          $108,826           $89,428          $113,256
  Ratios of expenses to average
    net assets ....................... 0.86%(a)(b)          0.86%(a)          0.85%(a)          0.94%(a)       1.00%(a)(b)
  Ratios of net investment income
    to average net assets ............    2.48%(b)            2.90%             2.85%             2.78%          2.83%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.22% for the six months ended February 28, 1999, 1.16%, 1.13%, 1.23% and 1.30% for the years or period ended August 31, 1998, 1997, 1996 and 1995, respectively.

(b) Annualized.

(c) Financial Highlights relate solely to the Janney Montgomery Scott Class of shares within each portfolio.

                                       25

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)


THE JANNEY MONTGOMERY SCOTT FAMILY (c) (CONTINUED)


                                                          GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                    -----------------------------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                         FOR THE            FOR THE           FOR THE           FOR THE        JUNE 12, 1995
                                       SIX MONTHS            YEAR              YEAR              YEAR        (COMMENCEMENT OF
                                          ENDED              ENDED             ENDED             ENDED        OPERATIONS) TO
                                    FEBRUARY 28, 1999   AUGUST 31, 1998   AUGUST 31, 1997   AUGUST 31, 1996   AUGUST 31, 1995
                                    -----------------   ---------------   ---------------   ---------------   ---------------
                                       (UNAUDITED)
Net asset value, beginning of period.    $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                         --------          --------          --------          --------          --------
Income from investment operations:
  Net investment income..............      0.0206            0.0460            0.0447            0.0456            0.0109
                                         --------          --------          --------          --------          --------
     Total from investment operations      0.0206            0.0460            0.0447            0.0456            0.0109
                                         --------          --------          --------          --------          --------
Less distributions
  Dividends (from net
    investment income)...............     (0.0206)          (0.0460)          (0.0447)          (0.0456)          (0.0109)
                                         --------          --------          --------          --------          --------
    Total distributions .............     (0.0206)          (0.0460)          (0.0447)          (0.0456)          (0.0109)
                                         --------          --------          --------          --------          --------
Net asset value, end of period.......    $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                         ========          ========          ========          ========          ========
Total Return.........................     4.23%(b)            4.71%             4.56%             4.66%           5.03%(b)
Ratios /Supplemental Data............
  Net assets, end of period (000)....    $408,602          $379,065          $352,950          $306,757          $302,585
  Ratios of expenses to
    average net assets...............  1.00%(a)(b)          1.00%(a)          1.00%(a)          1.00%(a)       1.00%(a)(b)
  Ratios of net investment
    income to average net assets.....     4.14%(b)            4.60%             4.47%             4.56%           4.91%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.22% for the six months ended February 28, 1999, 1.23%, 1.23%, 1.25% and 1.28% for the years ended August 31, 1998, 1997,
    1996 and 1995, respectively.

(b) Annualized.

(c) Financial Highlights relate solely to the Janney Montgomery Scott Class of shares within each portfolio.

                                       26

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

Note 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY (b)


                                                                      MONEY MARKET PORTFOLIO
                                    -----------------------------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                         FOR THE            FOR THE           FOR THE           FOR THE        JUNE 12, 1995
                                       SIX MONTHS            YEAR              YEAR              YEAR        (COMMENCEMENT OF
                                          ENDED              ENDED             ENDED             ENDED        OPERATIONS) TO
                                    FEBRUARY 28, 1999   AUGUST 31, 1998   AUGUST 31, 1997   AUGUST 31, 1996   AUGUST 31, 1995
                                    -----------------   ---------------   ---------------   ---------------   ---------------
                                       (UNAUDITED)
Net asset value, beginning of period ..  $   1.00          $   1.00           $   1.00          $   1.00          $   1.00
                                         --------          --------            -------          --------          --------
   Income from investment operations:
   Net investment income ..............    0.0242            0.0520             0.0510            0.0518            0.0543
                                         --------          --------            -------          --------          --------
       Total from investment operations    0.0242            0.0520             0.0510            0.0518            0.0543
                                         --------          --------            -------          --------          --------
Less distributions
Dividends (from net investment income)    (0.0242)          (0.0520)           (0.0510)          (0.0518)          (0.0543)
                                         --------          --------            -------          --------          --------
       Total distributions ............   (0.0242)          (0.0520)           (0.0510)          (0.0518)          (0.0543)
                                         --------          --------            -------          --------          --------
Net asset value, end of period ........  $   1.00          $   1.00           $   1.00          $   1.00          $   1.00
                                         ========          ========            =======          ========          ========
Total Return ..........................   5.00%(c)            5.34%              5.22%             5.30%             5.57%
Ratios /Supplemental Data
   Net assets, end of period ..........  $776,676          $684,066           $570,018          $524,359          $441,614
   Ratios of expenses to average
     net assets ....................... .49%(a)(c)           .49%(a)            .49%(a)           .48%(a)           .39%(a)
   Ratios of net investment income
     to average net assets ............   4.89%(c)            5.20%              5.10%             5.18%             5.43%

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .63% for the six months ended February 28, 1999, .62%, .64%, .65% and .59% for the years ended August 31, 1998, 1997, 1996 and 1995, respectively.

(b) Financial highlights relate soley to the Sansom Street Class of shares within the portfolio.

(c) Annualized

                                       27

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SELECT FAMILY (b) (c)

                                                     MONEY MARKET PORTFOLIO
                                                     ----------------------
                                                             FOR THE
                                                             PERIOD
                                                      DECEMBER 15, 1998 TO
                                                        FEBRUARY 28, 1999
                                                     -----------------------
                                                          (UNAUDITED)
Net asset value, beginning of period ....................   $   1.00
                                                            --------
Income from investment operations:
   Net investment income ................................     0.0103
                                                            --------
     Total from investment operations ...................     0.0103
                                                            --------
Less distributions
   Dividends (from net investment income) ...............    (0.0103)
                                                            --------
     Total distributions ................................    (0.0103)
                                                            --------
Net asset value, end of period ..........................   $  1.00
                                                            ========
Total Return ............................................    5.06%(d)
Ratios /Supplemental Data
   Net assets, end of period ............................   $ 29,824
   Ratios of expenses to average net assets .............  .27%(a)(d)
   Ratios of net investment income to
     average net assets .................................    4.95%(d)

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .46% for the six months ended February 28, 1999.

(b) Financial highlights relate soley to the Select Class of shares within the portfolio.

(c) On December 15, 1998 the Money Market Portfolio's Select Class began operations.

(d) Annualized

                                       28

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